Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2008
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Palisades Investment Partners, LLC
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Address:       1453 Third Street Promenade
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               Suite 310
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               Santa Monica, CA  91106
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Form 13F File Number: 28- 12995
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
      ----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Quinn R. Stills                Santa Monica, CA                 8/4/08
----------------------------------  --------------------------------  ---------
  (Signature)                       (City, State)                    (Date)


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Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28-   01190                     Russell Company
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[Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:            0
                                        ------------------------
Form 13F Information Table Entry Total:       53
                                        ------------------------
Form 13F Information Table Value Total:     825,433
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                                              (thousands)


List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number        Name

               28-
     ----         ----------------------   ------------------------------------
     [Repeat as necessary.]


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                                          FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN 2         COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
--------                        --------         --------  --------        --------      --------   --------       --------
                                                           VALUE     SHRS OF   SH/  PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
--------------                  --------------   -----     --------  -------   ---  ---- ---------  --------  ----   ------  ----
AMER INTL GROUP                     COM          026874107  10,415    393,611  SH        SOLE                119,400         274,211
TD AMERITRADE HLDG                  COM          87236Y108  18,773  1,037,755  SH        SOLE                295,200         742,555
ALLIED WASTE                        COM          019589308  29,812  2,362,286  SH        SOLE                673,005       1,689,281
BANK OF AMERICA CORP                COM          060505104   9,113    381,774  SH        SOLE                 92,300         289,474
BANK OF NEW YORK MELLON CORP        COM          064058100  18,143    479,587  SH        SOLE                120,021         359,566
CBS CORP CL B                       CL B         124857202   8,659    444,254  SH        SOLE                135,000         309,254
CITADEL BROADCASTING                COM          17285T106   1,044    855,939  SH        SOLE                274,713         581,226
CAPITAL ONE FIN                     COM          14040H105  13,766    362,158  SH        SOLE                103,800         258,358
CHEVRONTEXACO CORPORATION           COM          166764100  19,291    194,606  SH        SOLE                 50,300         144,306
DELL INC                            COM          24702R101  18,842    861,165  SH        SOLE                246,000         615,165
DISCOVER FINANCIAL SVS              COM          254709108   9,416    714,963  SH        SOLE                202,500         512,463
DISNEY WALT CO                      COM          254687106  40,423  1,295,614  SH        SOLE                360,800         934,814
EMC CORP MASS                       COM          268648102   6,148    418,538  SH        SOLE                126,600         291,938
EMERSON ELECTRIC CO                 COM          291011104   8,769    177,340  SH        SOLE                 50,700         126,640
EATON CORP                          COM          278058102  11,205    131,870  SH        SOLE                 37,900          93,970
FANNIE MAE                          COM          313586109  10,448    535,520  SH        SOLE                147,700         387,820
FREDDIE MAC                         COM          313400301  20,218  1,232,801  SH        SOLE                350,100         882,701
GENERAL ELECTRIC                    COM          369604103  13,022    487,909  SH        SOLE                119,800         368,109
GENERAL MILLS                       COM          370334104  11,160    183,641  SH        SOLE                 48,600         135,041
GOLDMAN SACHS GROUP INC             COM          38141G104  31,633    180,865  SH        SOLE                 48,700         132,165
GLAXOSMITHKLINE PLC ADS          SPONS ADR       37733W105  13,448    304,110  SH        SOLE                 89,300         214,810
HANESBRANDS INC                     COM          410345102  17,813    656,329  SH        SOLE                188,300         468,029
HEWLETT-PACKARD                     COM          428236103  13,718    310,290  SH        SOLE                 71,500         238,790
INTERNATIONAL BUSINESS MACHINES     COM          459200101  26,983    227,646  SH        SOLE                 65,900         161,746
JABIL CIRCUIT INC                   COM          466313103   7,424    452,427  SH        SOLE                132,500         319,927
JOHNSON & JOHNSON                   COM          478160104   9,080    141,118  SH        SOLE                 33,900         107,218
JANUS CAP GROUP INC                 COM          47102X105  25,774    973,693  SH        SOLE                276,800         696,893
JP MORGAN CHASE & CO                COM          46625H100  21,347    622,183  SH        SOLE                171,100         451,083
COCA-COLA CO                        COM          191216100   7,042    135,478  SH        SOLE                 38,900          96,578
LEHMAN BROTHERS                     COM          524908100  11,053    557,948  SH        SOLE                160,600         397,348
LEXMARK INTL GROUP                  CL A         529771107  13,262    396,706  SH        SOLE                113,500         283,206
MCDONALDS CORP                      COM          580135101  11,486    204,300  SH        SOLE                 58,700         145,600
MERRILL LYNCH                       COM          590188108  16,660    525,392  SH        SOLE                147,400         377,992
MERCK & COMPANY INC.                COM          589331107   6,890    182,813  SH        SOLE                 52,400         130,413


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

MS DEAN WITTER                      COM          617446448   8,295    229,970  SH        SOLE                 62,300         167,670
OFFICE DEPOT                        COM          676220106   8,461    773,400  SH        SOLE                232,300         541,100
PFIZER INC                          COM          717081103  34,039  1,948,402  SH        SOLE                542,300       1,406,102
PARKER HANNIFIN                     COM          701094104  10,264    143,920  SH        SOLE                 41,750         102,170
ROYAL DUTCH SHL CL A            SPONS ADR A      780259206   6,617     80,976  SH        SOLE                 23,600          57,376
SCHWAB CHARLES CORP                 COM          808513105   9,903    482,108  SH        SOLE                123,700         358,408
STATE STREET CORP                   COM          857477103     710     11,100  SH        SOLE                 11,100               0
SUPER-VALU INC                      COM          868536103   9,504    307,663  SH        SOLE                 87,400         220,263
SYBASE INC                          COM          871130100   9,204    312,849  SH        SOLE                 87,500         225,349
AT&T INC.                           COM          00206R102  22,146    657,357  SH        SOLE                167,538         489,819
MOLSON COORS BREWING CO.            CL B         60871R209  18,875    347,416  SH        SOLE                 99,600         247,816
TIME WARNER INC                     COM          887317105  13,940    941,862  SH        SOLE                264,500         677,362
UNITED TECHNOLGIES                  COM          913017109  22,559    365,622  SH        SOLE                 96,900         268,722
VERIZON COMMUNICATIONS              COM          92343V104  17,809    503,065  SH        SOLE                129,400         373,665
WASH MUTUAL INC                     COM          939322103  10,631  2,156,391  SH        SOLE                617,161       1,539,230
WAL-MART STORES                     COM          931142103  43,415    772,507  SH        SOLE                218,000         554,507
WATSON PHARMACEUTICAL               COM          942683103  14,030    516,374  SH        SOLE                148,200         368,174
WYETH                               COM          983024100  10,708    223,276  SH        SOLE                 54,100         169,176
EXXON MOBIL CORP                    COM          30231G102  42,044    477,072  SH        SOLE                130,100         346,972

                                        [Repeat as necessary]